Finance Costs and Unwinding of Obligations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of finance costs and unwinding of obligations [Abstract]
Finance costs on bonds, corporate notes, bank loans and other	$ 132	$ 148	$ 215
Amortisation of fees	4	4	5
Finance lease charges	6	6	3
Total finance costs	142	158	223
Unwinding of obligations	27	22	22
Total finance costs, unwinding of obligations and other discounts (note 31 and 35)	$ 169	$ 180	$ 245